Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 23,377	$ 26,109
Temporary differences mainly relating to Research and Development
Lease liabilities	322	307
Deferred tax asset before valuation allowance	23,699	26,416
Deferred tax liabilities:
Right-of-use assets	(284)	(217)
Deferred tax liabilities before valuation allowance	(284)	(217)
Valuation allowance	(23,415)	(26,199)
Deferred tax asset, net